CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Other Non-current Assets
Loans to employees	₽ 3,855	$ 52.2	₽ 2,763
VAT reclaimable	718	9.7	820
Contract assets	234	3.2
Loans granted to related parties (Note 18)	32	0.4	38
Restricted cash	19	0.3	16
Loans granted to third parties	18	0.2	37
Interest receivable			6
Other non-current assets	17	0.2	14
Total other non-current assets	₽ 4,893	$ 66.2	₽ 3,694